Share-Based Instruments (Tables)	6 Months Ended
Jun. 30, 2022
Share-Based Instruments
Summary of RSUs activity

	6 Months Ended	6 Months Ended
	June 30, 2022	June 30, 2021
RSUs granted	240,741	159,567
Weighted average fair value per RSU granted (DKK)	2,178.22	2,149.55

RSUs vested	82,001	49,012

Summary of warrants activity

	6 Months Ended	6 Months Ended
	June 30, 2022	June 30, 2021
Warrants granted	230,112	147,568
Weighted average exercise price per warrant granted (DKK)	2,178.40	2,189.21
Weighted average Black-Scholes fair value per warrant granted (DKK)	629.05	683.79

Warrants exercised	34,987	74,992
Weighted average exercise price on date of grant per warrant exercised (DKK)	983.98	606.22
% change in share capital - warrants exercised	0.05%	0.11%

Schedule of share repurchases

	2021 Authorization	2019 Authorization	2016 Authorization
Number of shares authorized for repurchase	500,000	500,000	500,000
Actual shares repurchased under authorization	—	294,000	255,000
Shares available for repurchase as of June 30, 2022	500,000	206,000	—